Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Discussion of Equity Unit Award Grant Timing

The Company does not have a written policy related to the timing of when equity awards are granted during the year. The Compensation Committee currently grants RSUs and PSUs to our executive officers, and RSUs to other key employees and our directors. Equity awards for our executive officers and other key employees under the long-term incentive plan are made on an annual grant cycle in February of each year at a pre-established Compensation Committee meeting following the release of the fourth quarter and full year’s earnings of the previous year. In the case of our directors, equity awards are granted annually on the date we hold our annual meeting. The Compensation Committee and the Interim CEO exercising his delegated authority to grant equity awards for recruiting or retention purposes (as explained more fully below), may make off cycle equity awards from time to time on an as-needed basis as circumstances warrant. The Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, and it is the Compensation Committee’s practice to generally avoid granting equity awards during a closed window period or during periods in which there is undisclosed material non-public information about the Company. No stock options have been granted by us to our executive officers since we adopted the 2018 Equity and Incentive Compensation Plan, and there are no current plans to grant our executive officers stock options.

Award Timing Method	The Company does not have a written policy related to the timing of when equity awards are granted during the year.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false